Acquisitions, Goodwill and Other Intangible Assets (Goodwill) (Details) € in Millions, $ in Millions					3 Months Ended			6 Months Ended	12 Months Ended
	Nov. 02, 2015 EUR (€)	Nov. 02, 2015 USD ($)	Mar. 21, 2014 USD ($)	Feb. 12, 2014 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)	Jun. 30, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Mar. 31, 2016 EUR (€)	Mar. 31, 2016 USD ($)
Goodwill [Line Items]
Goodwill (Note 7)									$ 65,526		$ 66,212
Payments to Acquire Businesses, Net of Cash Acquired					$ 0	$ 1,723
Increase (Decrease) in Intangible Assets, Current					898
Intangible assets subject to amortization									17,688		16,790
Indefinite-lived intangible assets									109		100
Total									17,798		16,890
Dispositions, currency exchange and other					(9)
Implied Fair Value Of Goodwill Exceeding Carrying Value Of Goodwill									13,700
Goodwill, Acquired During Period					694
Goodwill, period increase (decrease)					$ 686	70
Acquisition API Healthcare
Goodwill [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired				$ 340
Increase (Decrease) in Intangible Assets, Current						125
Goodwill, Acquired During Period						270
Acquisition Thermo Fisher
Goodwill [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired			$ 1,065
Increase (Decrease) in Intangible Assets, Current						320
Goodwill, Acquired During Period						695
Acquisition Alstom
Goodwill [Line Items]
Goodwill (Note 7)									13,500
Payments to Acquire Businesses, Net of Cash Acquired	€ 9,200	$ 10,135						€ (300)
Cash acquired from acquisition	€ 1,600	$ 1,765
Intangible assets subject to amortization									5,200		4,500
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Cost Expensed | €							€ 260
Business Acquisition Date of Acquisition Agreement Approved					Sep. 08, 2015
Preliminary unfavorable contract liabilities									$ 1,100		$ 1,100
Acquisition agreement including sale of some assets after close | €										€ 120
Purchase Price Amendment | €										€ 45
Trademark licensing period of acquirers name (in years)									25	5	5
Acquisition noncontrolling interest fair value									$ 3,600
Redeemable noncontrolling interest in joint venture					$ 2,950				2,900
Other Noncontrolling Interests Nonredeemable					650				700
Annual accretion expense										0.03%	0.03%
GE Capital
Goodwill [Line Items]
Goodwill (Note 7)									2,370		$ 2,370
Payments to Acquire Businesses, Net of Cash Acquired					0	$ 1,677
Total									$ 435		$ 399
Goodwill, period increase (decrease)					$ 0
Grid Technology | Acquisition Alstom
Goodwill [Line Items]
Annual accretion expense										0.03%	0.03%
Investment interest redemption period start date	Sep. 01, 2018	Sep. 01, 2018
Investment interest redemption period end date	Sep. 01, 2019	Sep. 01, 2019
Renewable Energy | Acquisition Alstom
Goodwill [Line Items]
Investment interest redemption period start date	May 01, 2016	May 01, 2016
Investment interest redemption period end date	May 01, 2019	May 01, 2019
Global Nuclear | Acquisition Alstom
Goodwill [Line Items]
Annual accretion expense										0.02%	0.02%